Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes

NOTE 8 - Income Taxes

Income tax expense for the nine-month periods ended December 31, 2018 and 2017, three-month period ended March 31, 2018 and the years ended December 31, 2018 and 2017 consisted of the following:

	Nine Months Ended December 31,		Three Months Ended December 31,	Year Ended December 31,
	2018	2017	2018	2018	2017
Current:		(Unaudited)
Federal	$61	$3,033	$-	$61	$3,033
State	-	-	2,400	2,400	800
Foreign	-	3,101	1,662	1,662	4,686
Total	$61	$6,134	$4,062	$4,123	$8,519

The following table presents a reconciliation of the Company’s income tax at statutory tax rate and income tax at effective tax rate for the nine-month periods ended December 31, 2018 and 2017, three-month period ended March 31, 2018 and years ended December 31, 2018 and 2017.

	Nine Months Ended December 31,		Three Months Ended March 31,	Year Ended December 31,
	2018	2017	2018	2018	2017
		(Unaudited)
Tax benefit at statutory rate	$(1,404,700)	$(2,082,820)	$(294,826)	$(1,699,526)	$(2,292,820)
Net operating loss carryforwards (NOLs)	1,311,500	1,484,000	172,225	1,483,725	1,760,600
Stock-based compensation expense	240,900	594,800	57,919	298,819	594,800
Amortization expense	(38,400	30,700	(1,700)	(40,100)	(11,200)
Accrued R&D expense	(168,000)	-	-	(168,000)	-
Others	58,761	(20,546)	70,444	129,205	(42,861)
Tax expense at effective tax rate	$61	$6,134	$4,062	$4,123	$8,519

Deferred tax assets (liability) as of December 31, 2018, March 31, 2018 and December 31, 2017 consist of:

	December 31, 2018	March 31, 2018	December 31, 2017
Net operating loss carryforwards (NOLs)	$5,632,000	$2,339,000	$2,057,000
Stock-based compensation expense	893,000	566,000	489,000
Accrued expenses and unpaid payable	184,000	268,000	443,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(818,000)	(635,000)	(658,000)
Others	131,000	235,000	-
Gross	6,090,000	2,841,000	2,399,000
Valuation allowance	(6,090,000)	(2,841,000)	(2,399,000)
Net	$-	$-	$-

Management does not believe the deferred tax assets will be utilized in the near future; therefore, a full valuation allowance is provided. The net change in deferred tax assets valuation allowance was an increase of $3,249,000 and $442,000 for the nine months ended December 31, 2018 and the three months ended March 31, 2018.

As of December 31, 2017, the Company had federal NOLs of approximately $6,686,000 available to reduce future federal taxable income, expiring in 2037. As of December 31, 2018 and March 31, 2018, additional federal NOLs of approximately $12,515,000 and $957,000, respectively, was generated and will be carried forward indefinitely to reduce future federal taxable income. As of December 31, 2018, March 31, 2018 and December 31, 2017, the Company had State NOLs of approximately $21,049,000, $8,985,000 and $7,897,000, respectively, available to reduce future state taxable income, expiring in 2038.

As of December 31, 2018, March 31, 2018 and December 31, 2017, the Company has Japan NOLs of approximately $319,000, $339,000 and $326,000 available to reduce future Japan taxable income, expiring in 2028.

As of December 31, 2018, March 31, 2018 and December 31, 2017, the Company has Taiwan NOLs of approximately $253,000, $0 and $0 available to reduce future Taiwan taxable income, expiring in 2028.

As of December 31, 2018, March 31, 2018 and December 31, 2017, the Company had approximately $37,000, $37,000 and $37,000 of federal research and development tax credit, available to offset future federal income tax. The credit begins to expire in 2034 if not utilized. As of December 31, 2018, March 31, 2018 and December 31, 2017, the Company had approximately $39,000, $39,000 and $39,000 of California state research and development tax credit available to offset future California state income tax. The credit can be carried forward indefinitely.

The Company’s ability to utilize its federal and state NOLs to offset future income taxes is subject to restrictions resulting from its prior change in ownership as defined by Internal Revenue Code Section 382. The Company does not expect to incur the limitation on NOLs utilization in future annual usage.